INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Financial information of associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Assets	$ 278,832,589	$ 259,675,153
Liabilities	245,484,320	230,120,805
Equity	33,348,269	29,554,348	$ 25,871,227	$ 24,659,222
Income	37,055,156	34,083,225	31,659,852
Expenses	31,689,702	28,898,674	28,497,419
Net income for the year	5,365,454	5,184,551	$ 3,162,433
Associates [member]
Disclosure of associates [line items]
Assets	7,731,480	6,705,431
Liabilities	5,116,084	4,173,778
Equity	2,615,396	2,531,653
Income	6,032,828	5,714,806
Expenses	5,354,015	5,136,677
Net income for the year	678,813	578,129
A.C.H Colombia S.A. [Member]
Disclosure of associates [line items]
Assets	86,801	78,878
Liabilities	35,964	37,437
Equity	50,837	41,441
Income	103,702	83,612
Expenses	72,534	64,067
Net income for the year	31,168	19,545
Redeban Multicolor S.A. [Member]
Disclosure of associates [line items]
Assets	231,453	213,133
Liabilities	118,474	111,626
Equity	112,979	101,507
Income	254,615	214,360
Expenses	238,215	201,980
Net income for the year	16,400	12,380
Credibanco S.A. [Member]
Disclosure of associates [line items]
Assets	373,818	263,521
Liabilities	176,118	93,951
Equity	197,700	169,570
Income	282,888	240,489
Expenses	238,143	219,166
Net income for the year	44,745	21,323
Aerocali S.A. [Member]
Disclosure of associates [line items]
Assets	82,107	104,506
Liabilities	56,812	66,191
Equity	25,295	38,315
Income	155,643	214,805
Expenses	136,736	205,171
Net income for the year	18,907	9,634
Colombiana de Extrusion S.A. Extrucol
Disclosure of associates [line items]
Assets	77,724	86,398
Liabilities	35,929	48,642
Equity	41,795	37,756
Income	108,772	113,749
Expenses	101,872	108,781
Net income for the year	6,900	4,968
Concesionaria Tibitoc S.A. [Member]
Disclosure of associates [line items]
Assets	56,223	57,420
Liabilities	281	2,403
Equity	55,942	55,017
Income	2,459	20,468
Expenses	1,313	15,964
Net income for the year	1,146	4,504
Metrex S.A. [Member]
Disclosure of associates [line items]
Assets	33,408	31,482
Liabilities	21,852	19,938
Equity	11,556	11,544
Income	30,561	43,468
Expenses	28,689	41,254
Net income for the year	1,872	2,214
C.I. Acepalma S.A. [Member]
Disclosure of associates [line items]
Assets	240,527	281,161
Liabilities	193,974	232,843
Equity	46,553	48,318
Income	528,203	723,908
Expenses	520,083	717,637
Net income for the year	8,120	6,271
Gases del Caribe S.A. [Member]
Disclosure of associates [line items]
Assets	2,875,918	2,585,669
Liabilities	1,993,317	1,608,107
Equity	882,601	977,562
Income	2,040,033	1,938,431
Expenses	1,761,015	1,646,970
Net income for the year	279,018	291,461
Calidda S.A. [Member]
Disclosure of associates [line items]
Assets	3,586,674	2,943,477
Liabilities	2,432,743	1,916,017
Equity	1,153,931	1,027,460
Income	2,216,510	2,007,368
Expenses	1,951,117	1,804,907
Net income for the year	265,393	202,461
Concentra Inteligencia en Energia S.A.S.
Disclosure of associates [line items]
Assets	2,829	2,560
Liabilities	400	435
Equity	2,429	2,125
Income	2,006	1,234
Expenses	1,628	1,292
Net income for the year	378	(58)
Energia Eficiente S.A. [Member]
Disclosure of associates [line items]
Assets	74,985	57,226
Liabilities	49,451	36,188
Equity	25,534	21,038
Income	307,435	112,914
Expenses	302,606	109,488
Net income for the year	4,829	$ 3,426
Servicios de Identidad Digital S.A.S
Disclosure of associates [line items]
Assets	7,824
Liabilities	769
Equity	7,055
Income	1
Expenses	53
Net income for the year	(52)
ADL Digital Lab SAS
Disclosure of associates [line items]
Assets	1,189
Equity	1,189
Expenses	11
Net income for the year	$ (11)